2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares used in the computation of earnings per share:
Weighted average number of shares outstanding - basic	4,968,970	4,509,884	4,456,002
Dilutive effect of restricted shares	35,781	38,022	39,011
Weighted average number of shares outstanding - diluted	5,004,751	4,547,906	4,495,013